Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

License agreements

During March 2021, the Company entered into two license agreements with certain equity investors for marketing and advertising services. These two agreements were terminated during the third quarter of 2023 and the remaining prepaid license fee was expensed. The net expense relating to the agreements was $0 and $120,000 for the three-month periods ended March 31, 2024 and 2023, respectively.

Sponsorship Agreements

The estimated expense for the sponsorship agreements as described in Note 6 for the periods ending December 31 subsequent to March 31, 2024 is as follows:

Sponsorship Agreements
2024	$137,357

12. COMMITMENTS AND CONTINGENCIES

License agreements

During March 2021, the Company entered into two license agreements with certain equity investors for marketing and advertising services. These two agreements were terminated during the third quarter of 2023 and the remaining prepaid license fee was expensed. The net expense relating to the agreements was $1,000,500 and $380,000 for the years ended December 31, 2023 and 2022, respectively.

Sponsorship Agreements

The estimated expense for the sponsorship agreements as described in Note 7 for the periods subsequent to December 31, 2023 is as follows:

Sponsorship Agreements
2024	$162,553